Other Income (Expense) Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Income (Expense) [Line Items]
Interest income	$ 132	$ 69	$ 52
Interest on long-term debt	(15,017)	(14,310)	(23)
Amortization of financing costs and loan discount	(5,928)	(2,108)
Bank charges and other finance costs	(222)	(163)
Interest and finance costs	(21,167)	(16,581)	(23)
Foreign currency exchange transaction gains (losses), net	(2,142)	(73)	2,182
Foreign currency contract gains (losses), net	(102)	(522)	(353)
Dividend income	339
Other	1	3	(136)
Other, net	(1,904)	(592)	1,693
Total other income (expense), net	$ (22,939)	$ (17,104)	$ 1,722